Non-Controlling Interests (Details) - FGE [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022
Minority Interest [Line Items]
Percentage of equity in subsidiaries	100.00%	100.00%	100.00%
Non Controlling Interests [Member]
Minority Interest [Line Items]
Percentage of equity in subsidiaries			25.00%
Cash consideration of acquiring equity (in Yuan Renminbi)			¥ 30,874
Net carrying amount of the acquired non-controlling interests (in Yuan Renminbi)			6,798
Additional paid in capital increases from business combination (in Yuan Renminbi)			¥ 24,076